Significant Accounting Policies - Reconciliation of The Fair Value Measurements of Assets And Liabilities Using Significant Unobservable Inputs (level 3) (Detail) - Available-for-Sale Investments [Member] - USD ($)
$ in Thousands
	12 Months Ended
	May 31, 2017	May 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 69,873
Transfer from level 2 fair value measurements	31,505	$ 63,881
Initial recognition		2,844
Unrealized gain	21,651	3,148
Ending balance	$ 123,029	$ 69,873